Consolidated Balance Sheets (Parenthetical) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Trade and other receivables, net of allowance
Common stock, par value		$ 0	$ 0
Common stock, shares authorized		Unlimited	Unlimited
Common stock, shares issued	[1]	551,503	551,503
Common stock, shares outstanding	[1]	551,503	551,503

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.